CULLEN HIGH DIVIDEND EQUITY FUND
CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Each, a series of Cullen Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

Retail Class, Class I, Class C, Class R1, and Class R2

Dated: October 28, 2009, as amended and restated February 16, 2010

This Statement of Additional Information (the “SAI”) is not a prospectus. You may obtain a copy of the prospectus for the Retail Class, Class I, Class C, Class R1, and Class R2 shares dated October 28, 2009 for the Cullen High Dividend Equity Fund and Cullen International High Dividend Fund (each, a “Fund” and together, the “Funds”), each a series of the Cullen Funds Trust (the “Trust”), without charge by calling the Funds toll-free at 1-877-485-8586 or by writing the Funds at the address set forth below. This SAI contains information in addition to and more detailed than that set forth in the Prospectus. You should read this SAI together with the Prospectus and retain it for future reference.

The audited financial statements for the Funds for the fiscal year ended June 30, 2009 are incorporated herein by reference to each Fund’s Annual Report and available by request without charge by calling toll-free 1-877-485-8586.

Regular Mail	Overnight or Express Mail
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

The Trust

The Trust is an open-end management investment company created as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This SAI relates to the following series of the Trust: the Cullen High Dividend Equity Fund (the “High Dividend Fund”) and the Cullen International High Dividend Fund (the “International High Dividend Fund”). Subject to class level expense differences, an investor by investing in one of the Funds offered becomes entitled, provided the investor is a shareholder on the date of record, to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, an investor can expect the value of his or her shares to reflect on a pro rata basis any losses of that Fund.

Each Fund is diversified, as defined in the Investment Company Act. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. At that point, the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

Cullen Capital Management LLC, a registered Investment Adviser with the Securities and Exchange Commission (“SEC”), serves as the Investment Adviser to each Fund (the “Investment Adviser”). ALPS Distributors, Inc. is the distributor of the shares of each Fund (the “Distributor”).

The Trust, on behalf of the Funds, has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act, which details the attributes of each class of the Funds’ shares. Currently, each Fund is authorized to issue five classes of shares: Retail Class, Class C, Class I, Class R1 and Class R2.

Description of the Funds and their Investment Objectives, Policies and Risks

For additional information on the Funds, their investment objectives, policies and risks, see the following sections of the Prospectus: “What are the Goals of the Funds?”, “What are the Principal Investment Strategies of the Funds?”, and “Additional Information on Investment Policies and Risks.” See also “Investment Restrictions” in this SAI.

Investment Objectives

The investment objectives of the High Dividend Fund are long-term capital appreciation and current income. The investment objectives of the International High Dividend Fund are current income and long-term capital appreciation.

Each Fund selects portfolio securities primarily with a view to achieve its objectives. Each Fund’s objectives are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that either Fund will achieve its objectives.

Portfolio Turnover

Each Fund expects to purchase and sell securities at such times as each deems to be in the best interest of its shareholders. The Funds have not placed any limit on the rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Investment Adviser, investment considerations warrant such action.

The turnover rate for each Fund for the past two fiscal years was as follows:

Portfolio Turnover	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2009

High Dividend Fund	31%	12%
International High Dividend Fund	169%	124%

Trading commissions expense for the fiscal year ended June 30, 2009 as a percentage of average net assets was 0.06% and 0.58% for the High Dividend Fund and International High Dividend Fund, respectively.

The International High Dividend Fund’s portfolio turnover is a result of the Investment Adviser’s belief that wide country and sector diversification is necessary to manage the volatility typically associated with the international markets in which the Fund invests.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Foreign Securities and Currencies

Each Fund may invest in foreign securities, although to different degrees. Foreign investments can involve special risks, including:

  expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

  less extensive regulation of foreign brokers, securities markets, and issuers;

  less publicly available information and different accounting standards;

  costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

  diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The risks of foreign investments are generally intensified for investments in developing countries. Risks of investing in such markets can include:

  less social, political and economic stability;

  smaller securities markets and less trading volume, which may result in a lack of liquidity and greater price volatility;

  certain national policies that may restrict each Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in either Fund’s loss of its entire investment in that market; and

  less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of each Fund could be affected by changes in foreign currency exchange rates. The value of each Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

American Depository Receipts

Each Fund may invest in ADRs. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

Medium-Capitalization Companies

Each Fund may invest in medium-capitalization companies. While medium-capitalization companies often have the potential for growth, investments in medium-capitalization companies often involve greater risks than investments in large, more established companies. Medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of medium-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of medium-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in either Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies. The Investment Adviser’s research efforts may also play a greater role in selecting securities for the Funds than in a mutual fund that invests exclusively in larger, more established companies.

Options

The High Dividend Fund may, for hedging purposes and in order to generate additional income, write call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

The purchaser of a call option has the right to buy, and the writer (in this case, the High Dividend Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security. During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price.

This obligation to sell is terminated upon the expiration of the option period or, provided the writer has not received an exercise notice, at such earlier time at which the writer effects a closing purchase transaction.

A closing purchase transaction is one in which the High Dividend Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the High Dividend Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The High Dividend Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Warrants

Each Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which each Fund may invest when the Investment Adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, and repurchase agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Funds invest in are generally rated at least Al by Standard & Poor’s Ratings Services, or determined to be of comparable quality by the Investment Adviser. However, the Funds may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

Each Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

Illiquid Securities

Each Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally prohibit mutual funds like the Funds from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While each Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, a Fund may experience delays and additional cost when trying to sell illiquid securities.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of each Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of such Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of such Fund. Neither Fund may:

1.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry;

2.	Invest in companies for the purpose of exercising management or control;

3.	Purchase or sell real estate, although both Funds may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

4.	Purchase or sell commodities or commodities contracts;

5.

Purchase the securities of any investment company, except (i) in the open market where no profit to a sponsor or dealer other than customary brokerage commissions results from such purchases or (ii) if acquired in connection with a plan of reorganization;

6.	Purchase securities on margin;

7.	Effect short sales of any securities;

8.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities;

9.	Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets;

10.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

11.	Enter into repurchase agreements with maturities of more than seven days; or

12.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

The High Dividend Fund may not:

1.

Purchase any securities which would cause more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer. This limitation does not apply to obligations issued or guaranteed by the U.S. Government.

The International High Dividend Fund may not:

1.

With respect to 75% of its assets, purchase any securities which would cause the Fund to invest in more than 10% of the outstanding voting securities of any one issuer or more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government.

Non-Fundamental Restrictions

Additional investment restrictions adopted by each Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that neither Fund may:

1.

Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of such Fund.

2.

Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of the Funds’ Investment Adviser.

3.

Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable as determined by the Board and SEC requirements.

4.

Make any change in such Fund’s investment policies of investing at least 80% of its net assets in the investments suggested by such Fund’s name without first providing such Fund’s shareholders with at least 60 days written prior notice.

The High Dividend Fund may not:

1.

Invest in the securities of a foreign issuer or depository receipts for such securities, if at the time of acquisition more than 30% of the value of the Fund’s assets would be invested in such securities. (The Fund is permitted to invest up to 30% of its assets in securities of foreign issuers or depository receipts therefor which are traded in a U.S. market or available through a U.S. broker or dealer, regardless of whether such securities or depository receipts are traded in U.S. dollars).

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Funds

The Board of Trustees of the Trust consists of three individuals, two of whom are not “interested persons” of the Trust as defined in the Investment Company Act (“Independent Trustees”). The Board of Trustees is responsible for managing the Trust’s business and affairs. The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name “Cullen” or any logo or service mark furnished by the Investment Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Investment Adviser remains in effect and the Investment Adviser has the right to use such names.

Set forth below is information about the Trustees and officers of the Trust. Trustees deemed to be “interested persons” of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*). The Trustees can be reached in care of the Funds’ Investment Adviser at the address shown below.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Interested Trustees

James P. Cullen*†	Trustee and	Since	President, Controlling	3	None
Cullen Capital Management	President	2000	Member and Portfolio
LLC			Manager, Cullen Capital
645 Fifth Avenue			Management LLC, since
New York, NY 10022			May 2000; President,
Born: 1938			Schafer Cullen Capital
			Management, Inc., a
			registered investment
			adviser, from December
			1982 to present.

Independent Trustees

Robert J. Garry	Independent	Since	Executive Vice President/	3	None
c/o Cullen Capital	Trustee	2000	Chief Financial Officer, New
Management LLC			York City Off-Track Betting
645 Fifth Avenue			Corporation, since November
New York, NY 10022			2007; Corporate Controller,
Born: 1945			Yonkers Racing Corporation,
			2001 to September 2007;
			Chief Operations Officer, The
			Tennis Network Inc., March
			2000 to 2001; Senior Vice
			President and Chief Financial
			Officer, National
			Thoroughbred Racing
			Association, 1998 to 2000;
			Director of Finance and Chief
			Financial Officer, United
			States Tennis Association,
			prior thereto.

Stephen G. Fredericks	Independent	Since	Institutional Trader, Raymond	3	None
c/o Cullen Capital	Trustee	2002	James & Associates, February
Management LLC			2002 to present; Institutional
645 Fifth Avenue			Trader, ABN AMRO Inc,
New York, NY 10022			January 1995 to May 2001.
Born: 1942

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Officers

John C. Gould	Executive	Since 2000	Executive Vice	N/A	N/A
Cullen Capital Management	Vice		President and Portfolio
LLC	President		Manager, Cullen
645 Fifth Avenue			Capital Management
New York, NY 10022			LLC, May 2000 to
Born: 1960			Executive Vice
President and Portfolio
Manager, Schafer
Cullen Capital
Management, Inc.,
from 1989 to present.

Brooks H. Cullen†	Vice	Since 2000	Vice President and	N/A	N/A
Cullen Capital Management	President		Portfolio Manager,
LLC			Cullen Capital
645 Fifth Avenue			Management LLC,
New York, NY 10022			since May 2000; Vice
Born: 1967			President and Portfolio
Manager Schafer
Cullen Capital
Management, Inc.,
from 1996 to present.

Rahul D. Sharma	Secretary	Since 2000	Secretary, Cullen	N/A	N/A
Cullen Capital Management			Capital Management
LLC			LLC, since May 2000;
645 Fifth Avenue			Portfolio Manager,
New York, NY 10022			Cullen Capital
Born: 1970			Management LLC,
2007 to present; Vice
President and Portfolio
Manager, Schafer
Cullen Capital
Management, Inc.,
1998 to present.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Steven M. Mullooly	Chief	Since 2006	Chief Compliance	N/A	N/A
Cullen Capital Management LLC	Compliance		Officer, Cullen
645 Fifth Avenue	Officer		Capital Management
New York, NY 10022			LLC since August
Born: 1964			2006; Chief
Compliance Officer,
Ladenburg Thalmann
& Co., Inc.,
Ladenburg Thalmann
Asset Management,
and Ladenburg
Thalmann Europe
from November 2004
to June 2006; Vice
President –
Compliance,
Donaldson Lufkin
and Jenrette and Co.,
from July 2000 to
June 2004.

Jeffrey T. Battaglia	Treasurer	Since 2007	Chief Financial	N/A	N/A
Cullen Capital Management LLC			Officer, Cullen
645 Fifth Avenue			Capital Management
New York, NY 10022			LLC, since February
Born: 1978			2007; Manager,
KPMG LLP, from
September 2001 to
February 2007;
Certified Public
Accountant,
Washington State

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Investment Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

Effective February 10, 2010, Dr. Curtis J. Flanagan and Matthew J. Dodds resigned from the Board of Trustees of the Trust.

Board Committees

The Board has three standing committees as described below:

Audit Committee

Members	Description	Meetings

Robert J. Garry, Independent	Responsible for advising the full	The Audit Committee met 2 times
Trustee	Board with respect to accounting,	during the past fiscal year.
Stephen G. Fredericks,	auditing and financial matters
Independent Trustee	affecting the Trust.

Nominating Committee

Members	Description	Meetings

Robert J. Garry, Independent	Responsible for seeking and	The Nominating Committee did
Trustee	reviewing candidates for	not meet during the past fiscal
Stephen G. Fredericks,	consideration as nominees for	year.
Independent Trustee	Trustees as is considered
necessary from time to time. The
Funds do not have any policies in
place regarding nominees for
Trustees recommended by
shareholders. The Board will not
accept shareholder nominees for
Board membership.

Valuation Committee

Members	Description	Meetings
James P. Cullen, President and	Responsible for (1) monitoring the	The Valuation Committee met 7
Trustee	valuation of Funds’ securities and	times during the past fiscal year
John C. Gould, Executive Vice	other investments; and (2) as	with respect to the Funds.
President	required by each series of the
Trust’s valuation policies, when
the full Board is not in session,
determining the fair value of
illiquid and other holdings after
consideration of all relevant
factors, which determinations
shall be reported to the full Board.

The following compensation table provides certain information about the Trustees’ fees for the Trust’s fiscal year ended June 30, 2009.

Name and Position	Aggregate Compensation From High Dividend Fund	Aggregate Compensation from International High Dividend Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees

Robert J. Garry,	$12,000	$12,000	$0	$0	$24,000
Independent
Trustee

Stephen G.	$12,000	$12,000	$0	$0	$24,000
Fredericks,
Independent
Trustee

James P. Cullen,	$0	$0	$0	$0	$0
Interested Trustee

Each Independent Trustee of the Trust is paid a trustee’s fee of $3,000 per Fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Neither the Trust nor the

Funds pay any fees to the Trustees who are considered “interested persons” of the Trust or the Funds or the Funds’ Investment Adviser, as defined in the Investment Company Act. Neither the Trust nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the applicable Fund because they own beneficially over 25% of the applicable Fund’s outstanding equity securities. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the applicable Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

The following tables provide the name, address and percentage of ownership of any person who owned of record or beneficially 5% or more of the outstanding shares of the applicable Funds as of September 30, 2009.

High Dividend Fund - Retail Class

Name and Address	% Ownership

Charles Schwab & Co.	28.68%
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services, LLC	25.79%
200 Liberty Street
New York, NY 10281-1003

CitiGroup Global Markets Inc.	13.68%
333 West 34th Street
New York, NY 10001-2402

Prudential Investment Management Service	5.88%
100 Mulberry St.
Gateway Center 3, 14th Floor
Newark, NJ 07102-4077

High Dividend Fund - Class I Shares

Name and Address	% Ownership

National Financial Services, LLC	29.97%
200 Liberty St.
New York, NY 10281-100

High Dividend Fund - Class C Shares

Name and Address	% Ownership

Charles Schwab & Co.	26.05%
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

CitiGroup Global Markets Inc.	8.12%
333 West 34th Street
New York, NY 10001-2402

International High Dividend Fund - Retail Class

Name and Address	% Ownership

National Financial Services, Inc.	76.57%
200 Liberty St.
New York, NY 10281-1003

Charles Schwab & Co.	6.98%
101 Montgomery St
San Francisco, CA 94104-4151

International High Dividend Fund - Class I Shares

Name and Address	% Ownership

Charles Schwab & Co.	22.25%
101 Montgomery St
San Francisco, CA 94104-4151

James P. Cullen	19.74%

National Financial Services LLC	19.31%
200 Liberty St.
New York, NY 10281

William Blair & Co.	6.58%
Delaware Charter Guarantee
222 W. Adams St.
Chicago, IL 60606-5312

Gail H. Cullen	5.32%

International High Dividend Fund - Class C Shares

Name and Address	% Ownership

Oppenheimer & Co. Inc.	20.82%
Dennis R. Samuelson
1300 W. Adams
Macomb, IL 61455-1235

As of September 30, 2009, the Trustees and Officers of the Trust as a group owned the following percentages of outstanding shares of each class of the Funds:

	Percentage of Outstanding Shares

Fund Name	Retail Class	Class C	Class I	Class R1	Class R2
High Dividend Fund	2.25%	Less than	2.14%	N/A	N/A
		1.00%

International High Dividend Fund	Less than	Less than	19.73%	N/A	N/A
	1.00%	1.00%

Neither the Trustees who are “not interested” persons of the Funds, as that term is defined in the Investment Company Act, nor members of their immediate families, own securities beneficially or of record in the Investment Adviser, the Distributor or any affiliate of the Investment Adviser or Distributor. Accordingly, neither the Trustees who are “not interested” persons of the Funds nor members of their immediate families, have any direct or indirect interest, the value of which exceeds $120,000 in the Investment Adviser, the Distributor or any of their affiliates.

Board Interest in the Funds

Set forth below is the dollar range of equity securities beneficially owned(1) by each Trustee in each Fund as of December 31, 2008:

Name of Trustee	High Dividend Fund	International High Dividend Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

James P. Cullen, Interested Trustee	Over $100,000	Over $100,000	Over $100,000

Robert J. Garry, Independent
Trustee	None	None	None

Stephen G. Fredericks, Independent
Trustee	None	None	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Investment Advisory and Other Services

Advisory Agreements

Cullen Capital Management LLC, Investment Adviser to each Fund, pursuant to separate investment advisory agreements (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) furnishes continuous investment advisory services and management to the Funds. The Investment Adviser is an investment advisory firm formed in Delaware. For more information about the Investment Adviser, see “Who Manages the Funds?” in the Prospectus.

Mr. James P. Cullen, President of the Trust, is also the President and Controlling Member of the Investment Adviser. John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Investment Adviser. Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Investment Adviser. Jeffrey T. Battaglia, Treasurer of the Trust, is also Chief Financial Officer of the Investment Adviser. Rahul D. Sharma, Secretary of the Trust, is also Vice President of the Investment Adviser. Steven M. Mullooly, Chief Compliance Officer (“CCO”) of the Trust, is also the CCO of the Investment Adviser.

Under each Advisory Agreement and subject to the general supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for making and implementing investment decisions for the applicable Fund. In addition, the Investment Adviser furnishes office space, office facilities, equipment, personnel (other than the services of Trustees of the Trust who are not interested persons of the Investment Adviser), and clerical and bookkeeping services for each Fund to the extent not provided by each Fund’s respective custodian, transfer agent and dividend paying agent, fund administration and accounting services agent.

The Trust or each Fund, respectively, pays all other expenses of its operation, including, without limitation:

  interest, taxes and any governmental filing fees;

  brokerage commissions and other costs incurred in connection with the purchase or sale of securities;

  compensation and expenses of Independent Trustees;

  legal and audit expenses;

  the fees and expenses of each Fund’s respective custodian, transfer agent and dividend paying agent, fund administration and accounting services agent;

  expenses relating to the redemption of shares;

  expenses of servicing shareholder accounts;

  fees and expenses related to the registration and qualification of each Fund and its shares under federal and state securities laws;

  expenses of printing and mailing reports, notices and proxy material to shareholders;

  insurance premiums for fidelity and other insurance coverage;

  expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and

  any nonrecurring expenses, including expenses relating to actions, suits or proceedings to which the Trust or either Fund is a party, and any obligation which the Trust or either Fund may incur to indemnify others.

The Advisory Agreements provide that the Investment Adviser shall have no liability to the Trust, the respective Funds or their respective shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Advisory Agreements.

The Advisory Agreements are not assignable and may be terminated by either party, without penalty, on 60 days notice. Each Advisory Agreement will remain in effect for an initial two-year term (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders of the applicable Fund as described under “Investment Restrictions – Fundamental Restrictions.”

In consideration of the services to be provided by the Investment Adviser pursuant to the respective Advisory Agreements, the Investment Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of each Fund’s average daily net assets specified in the Prospectus. As described in the Prospectus, the Investment Adviser has contractually agreed to limit the total expenses of the High Dividend Fund (excluding taxes and acquired fund fees and expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares, 0.75% for Class I shares, 1.50% for Class R1 shares and 1.25% for Class R2 shares and to limit the total expenses of the International High Dividend Fund (excluding taxes and acquired fund fees and expenses) to 1.25% for Retail Class shares, 1.75% for Class C shares, 1.00% for Class I shares, 1.75% for Class R1 shares and 1.50% for Class R2 shares. Pursuant to each Advisory Agreement, the Investment Adviser may cause each Fund to reimburse the Investment Adviser for any fee reductions or expense reimbursements made pursuant to the Advisory Agreement within a three-year period, provided that any such reductions or reimbursements made by the Fund will not cause the Fund’s expense limitations to exceed the amounts set forth above. However, the Funds are not obligated to pay any such reduced fees for more than three years after the end of the fiscal year in which the fee was reduced.

For the periods indicated below, the Funds paid the following advisory fees to the Investment Adviser:

High Dividend Fund

	Fiscal Year Ended June 30, 2009	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007

Fees Earned	$3,308,468	$4,182,459	$3,858,038
Fees Reduced	$1,665,855	$1,964,371	$1,799,099
Total Fees Paid	$1,642,613	$2,218,088	$2,078,939

International High Dividend Fund

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2009	June 30, 2008	June 30, 2007

Fees Earned	$561,600	$509,507	$171,470
Fees Reduced	$415,488	$449,863	$333,910
Total Fees Paid	$146,112	$ 59,644	$ 0

Portfolio Manager

Mr. James P. Cullen and Mr. John C. Gould are the portfolio managers responsible for the day-to-day management of the High Dividend Fund; and Mr. James P. Cullen and Mr. Rahul D. Sharma are the portfolio managers responsible for the day-to-day management of the International High Dividend Fund. The following table shows the number of other accounts managed by Mr. Cullen, Mr. Gould and Mr. Sharma and the total assets in the accounts managed within various categories, as of June 30, 2009.

Other Accounts Managed*

				Accounts with Advisory
				Fee based on
				performance
		Number of	Total	Number of	Total
	Type of Accounts	Accounts	Assets	Accounts	Assets
James P. Cullen	Registered Investment Companies	4	$4.9 billion	0	0
	Other Pooled Investment Vehicles	2	$945 million	1	$28 million
	Other Accounts	8,737	$4.4 billion	0	0

John C. Gould	Registered Investment Companies	3	$4.8 billion	0	0
	Other Pooled Investment Vehicles	1	$917 million	0	0
	Other Accounts	7,361	$3.7 billion	0	0
Rahul D.
Sharma	Registered Investment Companies	1	$78 million	0	0
	Other Pooled Investment Vehicles	1	$28 million	1	$28 million
	Other Accounts	1,713	$730 million	0	0

*	Other accounts managed by the portfolio managers listed above include accounts and assets of the Investment Adviser and Schafer Cullen Capital Management, an affiliated entity.

Material Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of each Fund and/or other accounts. In approving the Advisory Agreements, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of each Fund, and that the Investment Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for each Fund, the Investment Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for a Fund and other accounts, orders are placed at the same time. The portfolio managers use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio managers generally allocate trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.

Compensation. Mr. Cullen is an equity owner of the Investment Adviser and in such capacity does not receive a salary from the Funds. Mr. Cullen owns 90% of the equity of the Investment Adviser and 51% of the equity of Schafer Cullen Capital Management, Inc., an affiliate of the Investment Adviser. Mr. Cullen controls 90% of the voting equity of Cullen Capital Management, LLC. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Investment Adviser and Schafer Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Investment Adviser. He receives net profits of each advisory firm based upon his ownership interests in each company. Mr. Cullen participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.

Mr. Gould is an equity owner of the Investment Adviser and in such capacity does not receive a salary from the High Dividend Fund. Mr. Gould owns 5% of the equity of the Investment Adviser. In his ownership capacity, Mr. Gould shares commensurately in the profits and losses of the Investment Adviser. Mr. Gould does not receive a fixed salary from the Investment Adviser. He receives net profits of the Investment Adviser based upon his ownership interests in the firm as well as a fixed salary and bonus from Schafer Cullen Capital Management, Inc., an affiliate of the Investment Adviser. Bonus amounts are determined by the overall profitability of the Investment Adviser and of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Mr. Gould participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan. Mr. Gould does not have a deferred compensation plan.

Mr. Sharma is an employee of the Investment Adviser and in such capacity does not receive a salary from the International High Dividend Fund. Mr. Sharma does not control any portion of the voting equity of the Investment Adviser. Mr. Sharma receives a fixed salary and bonus from Schafer Cullen Capital Management, Inc. an affiliate of the Investment Adviser. Bonus amounts are determined by the overall profitability of the Investment Adviser and of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Mr. Sharma participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan. Mr. Sharma does not have a deferred compensation plan.

Securities Owned in the Funds by Portfolio Managers. As of December 31, 2008, the portfolio managers owned the following securities in the respective Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the High Dividend Equity Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the International High Dividend Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)

James P. Cullen	Over $1,000,000	Over $1,000,000
John C. Gould	$100,001 - $500,000	$10,001 - $50,000
Rahul D. Sharma	$10,001-$50,000	$10,001-$50,000

Code of Ethics

The Trust and the Investment Adviser have adopted the same written Code of Ethics. This Code of Ethics governs the personal securities transactions of Trustees, managers, members, officers and employees who may have access to current trading information of the Funds. Subject to certain conditions, the Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

Fund Administration

The Bank of New York Mellon (“BNYM”) provides administrative personnel and services (including blue-sky services) to the Trust and each of the Funds. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory and computers as necessary or beneficial to provide compliance services to the Funds and the Trust. Prior to July 1, 2009, U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bank, N.A (“USBFS”), provided administrative personnel and services (including blue-sky services) to the Trust and each of the Funds.

The Funds paid the following amounts for administrative services in the following fiscal periods:

	Fiscal Year Ended June 30, 2009(a)	Fiscal Year Ended June 30, 2008(a)	Fiscal Year Ended June 30, 2007(a)

High Dividend Fund	$328,262	$414,678	$372,473
International High Dividend Fund	$81,689	$77,709	$76,503

(a) For the periods covered by the table, USBFS provided administrative services to the Trust.

Fund Accounting

BNYM provides fund accounting personnel and services to the Funds pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, BNYM provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, either Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by a Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

ALPS Distributors, Inc. (“ALPS”) serves as the principal underwriter and distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). ALPS is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Funds shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.

Under the Distribution Agreement, ALPS agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Funds’ prospectus; (ii) hold itself available to receive orders satisfactory to ALPS for purchase of Funds’ shares; (iii) make Funds’ shares available, with the assistance of the Trust’s Transfer Agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Funds and review such items for compliance with applicable laws and regulations; (vi) repurchase, at ALPS’ discretion, Fund shares; (vii) enter into agreements, at ALPS’ discretion, with qualified broker-dealers to sell the Funds’ shares; (viii) devote its best efforts to effect sales of the Funds’ shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plans (please refer to the Distribution Plan section below). Payments under the Distribution Agreement may not be tied to actual distribution expenses and such payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by ALPS but not payable by the respective Funds under their 12b-1 plans of distribution may be paid by the Investment Adviser.

The Distribution Agreement with respect to a Fund may be terminated at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of such Fund on 60 days written notice to ALPS or (ii) by ALPS. If not so terminated, the Distribution Agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or the shareholders of the applicable Fund, and, in either event, by a majority of the Independent Trustees.

Prior to July 28, 2009, Quasar Distributors, LLC, served as distributor of shares of the Funds. Quasar Distributors, LLC, received the following in compensation during the fiscal year ended June 30, 2009:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation(1)
High Dividend Fund	$0	$0	$0	$8,391
International High Dividend Fund	$0	$0	$0	$2,675

(1)	This compensation relates to payments to Quasar Distributors, LLC under the Rule 12b-1 Plans discussed below.

Distribution Plan

Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act for its Retail Class, Class C, Class R1 and Class R2 shares (the “Plans”). The Board determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Plans for the Retail Class shares of the Funds authorize payments by the Funds in connection with the distribution of shares at an annual rate of up to 0.25% of the average daily net asset value. The Plans for Class C Shares of the Funds authorizes the Funds to pay up to 1.00% annually of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services provided to shareholders of the Funds. The Plans for Class R1 and Class R2 shares of the Funds authorize payments by the Funds at an annual rate of up to 0.50% of the Class R1’s average daily net asset value and up to 0.25% of the Class R2’s average daily net asset value. Payments may be made by the Funds under the respective Plans for the purpose of financing any activity primarily intended to result in the sale of shares, as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without their Plans, the Funds may also make payments to finance such activity outside of their Plans and not subject to their respective limitations.

Administration of the Plans is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that: (i) the Board of Trustees of the Trust receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid; (ii) the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plans; and (iii) the Plans may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plans is likely to benefit shareholders.

For the fiscal year ended June 30, 2009, the following amounts have been expended under the Plans:

High Dividend Fund	Retail Class	Class C	Class R1	Class R2

Advertising	$0	$0	$0	$0
Printing and mailing of Prospectuses to new shareholders	$0	$0	$0	$0
Compensation to the Distributor	$0	$0	$0	$0
Compensation to Dealers	$188,772	$106,074	$0	$0
Compensation to Sales Personnel	$0	$0	$0	$0
Other Fees	$0	$0	$0	$0
TOTAL	$188,772	$106,074	$0	$0

International High Dividend Fund	Retail Class	Class C	Class R1	Class R2

Advertising	$0	$0	$0	$0
Printing and mailing of Prospectuses to new shareholders	$0	$0	$0	$0
Compensation to the Distributor	$0	$0	$0	$0
Compensation to Dealers	$103,418	$19,636	$0	$0
Compensation to Sales Personnel	$0	$0	$0	$0
Other Fees	$0	$0	$0	$0
TOTAL	$103,418	$19,636	$0	$0

The Funds have adopted a service plan (the “Service Plan”) with respect to its Class R1 and Class R2 shares under which the Funds are authorized to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to plans or plan participants holding shares of the Funds a service fee of up to 0.25% of the Funds’ average daily net assets attributable to Class R1 and Class R2 shares held by such plan participants. These services may include (a) acting, directly or through an agent, as the shareholder of record and nominee for all plan participants, (b) maintaining account records for each plan participant that beneficially owns Class R1 or Class R2 shares, (c) processing orders to purchase, redeem and exchange Class R1 or R2 shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds, and (d) addressing plan participant questions regarding their accounts and the Funds.

Brokerage

The Investment Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for each Fund. In selecting such brokers, it is the policy of the Investment Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Investment Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability. The most favorable price to the respective Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating each Fund’s brokerage, the Investment Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation. While the Investment Adviser believes these services have substantial value, they are considered supplemental to the Investment Adviser’s own efforts in the performance of its duties under the Advisory Agreements. As permitted by the Advisory Agreements and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Investment Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Investment Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Investment Adviser may indirectly benefit from the availability of these services to the Investment Adviser, and each Fund may indirectly benefit from services available to the Investment Adviser as a result of transactions for the other clients.

The Investment Adviser expects to enter into arrangements with broker-dealers whereby the Investment Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Investment Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Investment Adviser’s fiduciary duties to each Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Investment Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

The Funds paid the following amounts in brokerage commissions in the following fiscal periods:

	Fiscal Year Ended June 30, 2009	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007

High Dividend Fund	$211,441	$292,772	$401,925
International High Dividend Fund	$327,628	$318,096	$74,135

The International High Dividend Fund experienced increased brokerage commissions from fiscal year ended 2008 compared to the fiscal year ended 2007 due to increased trading volumes as a result of growth in Fund assets as well as an increase in the Fund’s portfolio turnover rate.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. Each Fund constitutes one such series of the Trust. By this offering, five classes of shares of each Fund are being offered: Retail Class, Class C, Class I, Class R1, and Class R2. The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular Fund or class can be voted on only by shareholders in that Fund or class. Only shareholders of Retail Class, Class C, Class R1, or Class R2 shares of each Fund will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to each such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

Each share within a class has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of each Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Funds’ transfer agent in good order. Each Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading

(usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Trust’s Board of Trustees under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in a foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although each Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the sale of either Fund’s foreign investments or foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees of the Trust under the supervision of the Board.

Purchase and Redemption of Shares

Purchasing Shares

Shares of each Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Funds do not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Each Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons. Each Fund may also be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address other than that on record with the applicable Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Funds do not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, Trustees, administrators, or guardians. The Funds’ transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Funds. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Funds have elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of a Fund. If the Investment Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the applicable Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of a Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586). This will provide the applicable Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Investment Adviser, subject to the Board’s continuing oversight. The Policies require that the Investment Adviser vote proxies received in a manner consistent with the best interests of the each Fund and its shareholders. The Policies also require the Investment Adviser to present to the Board, at least annually, the Investment Adviser’s Proxy Policies and a record of each proxy voted by the Investment Adviser on behalf of each Fund, including a report on the resolution of all proxies identified by the Investment Adviser as involving a conflict of interest.

The Investment Adviser has adopted Proxy Voting Policies and Procedures (“Investment Adviser’s Proxy Policies”) which underscore the Investment Adviser’s concern that all proxy voting decisions be made in the best interest of the respective Funds and that the Investment Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the respective Funds.

Where a proxy proposal raises a material conflict between the Investment Adviser’s interests and a Fund’s interests, the Investment Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists each Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Funds’ proxy voting records will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Investment Adviser and the Funds maintain portfolio holdings disclosure policies (the “Portfolio Holdings Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the respective Funds. The Funds’ Portfolio Holdings Disclosure policy is reviewed annually by the Board of Trustees. Disclosure of the respective Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of each Fund’s portfolio holdings as of each calendar quarter-end is available on the Funds’ website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Funds will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Funds’ website may be separately provided to any person commencing the day after it is first published on the website.

Pursuant to the Funds’ Portfolio Holdings Disclosure Policies, information about the respective Funds’ portfolio holdings is not distributed to any person. However, certain persons receive information about the respective Funds’ portfolio holdings on an ongoing basis. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ respective shareholders. Information about the Funds’ portfolio holdings is not distributed to these persons unless:

  The disclosure is required pursuant to a regulatory request or court order or is legally required in the context of other legal proceedings;

  The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

  The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the respective Funds, including, but not limited to the Trust’s Board of Trustees, attorneys, auditors or accountants;

  The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;

  The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee; or

  The disclosure is made to rating and/or ranking organizations as follows:

Name	Information Disclosed	Frequency	Lag Time

Standard and Poors	All portfolio holding and top 10 holdings	Quarterly	15th day after quarter-end
Thomson Reuters	All portfolio holding and top 10 holdings	Quarterly	15th day after quarter-end
Lipper	All portfolio holding and top 10 holdings	Quarterly	15th day after quarter-end
Bloomberg	All portfolio holdings	Quarterly	15th day after quarter-end
Morningstar	All portfolio holdings	Quarterly	15th day after quarter-end
Valueline	Top 10 holdings	Quarterly	15th day after quarter-end
ICI	Top 10 holdings	Quarterly	15th day after quarter-end

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Portfolio Holdings Disclosure Policies. Currently, the Funds do not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies, Codes of Ethics and other relevant policies of the respective Funds and their service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) considering whether to approve any amendment to these Portfolio Holdings Disclosure Policies. The Board reserves the right to amend the Portfolio Holdings Disclosure Policies at any time without prior notice in its sole discretion.

Neither the Investment Adviser, its affiliates or employees, nor either Fund may receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of either Fund and the interests of the Investment Adviser or an affiliated person of the Investment Adviser, the CCO of the Investment Adviser and the Trust shall make a determination in the best interests of the Fund, and shall report such determination to the Investment Adviser’s managing member and to the Trust’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Investment Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the respective Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Trust or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Portfolio Holdings Disclosure Policies, when the applicable Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement. Currently, neither Fund discloses portfolio holdings information not publicly available to any additional parties.

There can be no assurance that the Portfolio Holdings Disclosure Policies and these procedures will protect the respective Funds from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the applicable Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. Each Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. Each Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the applicable Fund, and the excess of net short-term capital gain over net long-term capital loss, constitute such Fund’s investment company taxable income, from which dividends may be paid to you. Any distributions by such Fund from such income will be taxable to the Fund’s shareholders as ordinary income, whether the Fund’s shareholders take dividends in cash or in additional shares.

Distributions of capital gains. Each Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short term capital gain, as noted above, are included in ordinary income dividends. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Funds.

Information on the tax character of distributions. Each Fund will inform its shareholders of the amount of their ordinary income dividends, qualified dividend income or income eligible for the dividends received deduction, discussed below, and capital gain distributions at the time they are paid, and will advise shareholders of the characteristics of distributions for federal income tax purposes shortly after the close of each calendar year.

Qualified dividend income. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gains are eligible for a reduced tax rate applicable to non-corporate shareholders for taxable years beginning prior to 2011. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States and some corporations eligible for treaty benefits under certain treaties with the United States or dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A portion of each Fund’s dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by a Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio, and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of a straddle, limiting the Fund’s ability to designate distributions as qualified dividend income. Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Funds as the seller (writer) of expired options contracts) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, dividends from foreign securities may not be eligible for this rate, and dividends from REITs are generally not eligible for treatment as qualified dividend income. The Funds cannot predict the percentage (if any) of their distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by either Fund that are derived from dividends of domestic corporations may be eligible for the dividends-received deduction. If certain conditions are met, including satisfaction of holding period requirements, you will be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. The rules noted above that terminate or suspend the holding period of underlying stocks considered to be substantially similar to the Fund’s call options may limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Qualification to be taxed as a regulated investment company (“RIC”). Each Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”) by satisfying certain requirements with respect to the nature of its income and the composition of its portfolios, and by making required distributions of its income and gains. As a RIC, the Funds generally pay no federal income tax on the income and gains they distribute to their respective shareholders. The Board reserves the right not to maintain the qualification of either Fund as a RIC if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends-received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, each Fund must distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or pay in January amounts that, for federal income tax purposes, are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends distributed to you by the applicable Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Investment in complex securities. The Funds may invest in complex securities and enter into transactions (such as call options on stocks held in their portfolios, as discussed above) which are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income to a Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs) and/or defer the Fund’s ability to recognize losses. Consequently, these rules may affect the amount, timing or character of the income distributed to you by a Fund. Special tax rules also will require each Fund to mark to market (i.e. treat as sold on the last day of the taxable year) certain types of positions in its portfolio and may result in the recognition of income without a corresponding receipt of cash. Each Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

Investments by Qualified Retirement Plans. Class R1 and Class R2 shareholders should be aware that a retirement plan that qualifies for tax-exempt treatment under the Code and that invests in a Fund is not subject to federal income tax on the dividends and capital gain distributions in receives from a Fund, or on gains that it realizes on redemption or exchange of shares of a Fund. Instead, tax is imposed on beneficiaries who receive distributions from the plan. Taxation of plan distributions depends upon the features of the plan and the circumstances of the distribution.

Other Tax Considerations. The tax consequences to a foreign shareholder of investing in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the International High Dividend Fund’s assets consists of stock or securities in foreign corporations at the close of a taxable year in which the Fund qualifies for taxation as a RIC, the Fund may file an election with the Internal Revenue Service (“IRS”) pursuant to which the Fund’s shareholders will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such amounts as taxes paid by them, and deduct these amounts in computing taxable income, or alternatively, use them as foreign tax credits against their U.S. income taxes. The International High Dividend Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit. The International High Dividend Fund’s ability to claim a foreign tax credit is subject to a number of requirements, including holding period requirements that must be satisfied by both the shareholder and Fund, which, as discussed above, may enter into transactions that terminate or suspend its holding period for some securities.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be non-corporate shareholders for whom no certified taxpayer identification is on file with the applicable Fund, or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the Internal Revenue Service (“IRS”).

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. Significant penalties may be imposed in connection with the failure to comply with these reporting requirements. That a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Funds and their respective shareholders. The Code and such regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

Each Fund’s total return may be compared to relevant indices or benchmarks, including the S&P 500 Index, NASDAQ Composite, Morgan Stanley Capital International EAFE Index and indices or benchmarks published by Lipper, Inc.

Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

Each Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Funds’ prospectus are calculated according to the following formula:

P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

Each Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of each Fund’s expenses by the Investment Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

Each Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of each Fund’s expenses by the Investment Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, each Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. Each Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. Each Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. Each Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning either Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about each Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. Each Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that either Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return, U.S. Treasury bills, bonds, common stocks, and small stocks, as well as annual rates of inflation. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally been assumed to be likely to perform better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Shareholder Reports

Each Fund will issue an annual report to its shareholders after the close of each fiscal year, which ends June 30. This report will include financial statements for the applicable Fund audited by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP. An unaudited semi-annual report will also be issued to each Fund’s shareholders.

Service Providers

Custodian, Fund Administrator and Fund Accountant

The Bank of New York Mellon, One Wall Street, New York, New York, 10286 acts as each Fund’s Custodian of cash and securities, Administrator, and Accountant. The Custodian holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, either Fund.

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc., 1290 Broadway, Denver, CO 80203, acts as the Transfer Agent, dividend-paying agent, and shareholder servicing agent for each Fund.

Distributor

ALPS Distributors, Inc. 1290 Broadway, Denver, CO 80203, serves as principal underwriter for each Fund and, as such, is the agent for the distribution of shares of each Fund.

Counsel

Sidley Austin LLP, One South Dearborn St., Chicago, Illinois, 60603, is counsel for each Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm of each Fund. As such, they are responsible for auditing the annual financial statements of each Fund.

Additional Information

Each Fund’s prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

Each Fund’s audited financial statements are incorporated by reference to such Fund’s Annual Report for the fiscal year ended June 30, 2009.

Appendix A

RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody’s Investors Service, Inc.

     Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

     Ca: Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     Those securities in the A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor’s Rating Services

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

     BB-B-CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor’s Rating Services

     Commercial paper ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The “A-1” designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody’s Investors Service, Inc.

     Moody’s commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Superior capacity for repayment

          Prime-2 Strong capacity for repayment

          Prime-3 Acceptable capacity for repayment

Ratings of Preferred Stock

Standard & Poor’s Rating Services

     Standard & Poor’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.

Likelihood of payment—capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.	Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors’ rights.

     AAA: This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C: A preferred stock rated C is a nonpaying issue.

     D: A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.

     aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa: An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CULLEN SMALL CAP VALUE FUND

A series of Cullen Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

Retail Class, Class I, Class C, Class R1, and Class R2

Dated: September 30, 2009, as amended and restated February 16, 2010

This Statement of Additional Information (the “SAI”) is not a prospectus. You may obtain a copy of the prospectus for the Retail Class, Class C, Class I, Class R1 and Class R2 shares dated September 30, 2009, of the Cullen Small Cap Value Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”), without charge by calling the Fund toll-free at 1-877-485-8586 or by writing the Fund at the address set forth below. This SAI contains information in addition to and more detailed than that set forth in the Prospectus. You should read this SAI together with the Prospectus and retain it for future reference.

The Fund’s audited financial statements for each fiscal year, when available, will be available by request without charge by calling toll-free 1-877-485-8586.

Regular Mail	Overnight or Express Mail
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

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The Trust

The Trust is an open-end management investment company registered as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust currently offers three diversified portfolios to investors: the Cullen High Dividend Equity Fund, the Cullen International High Dividend Fund, and the Cullen Small Cap Value Fund (collectively, the “Funds”). Subject to class level expense differences, an investor by investing in one of the Funds offered becomes entitled, provided the investor is a shareholder on the date of record, to a pro rata share of any dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, an investor can expect the value of his or her shares to reflect on a pro rata basis any losses of that Fund.

The Cullen Small Cap Value Fund (the “Fund”) is diversified, as defined in the Investment Company Act. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. At that point, the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The Trust, on behalf of the Fund, has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act, which details the attributes of each class of the Fund’s shares. Currently, the Fund is authorized to issue five classes of shares: Retail Class, Class C, Class I, Class R1 and Class R2.

Description of the Fund and its Investment Objectives, Policies and Risks

For additional information on the Fund, its investment objectives, policies and risks, see also “What are the Fund’s Goals?”, “What are the Fund’s Principal Investment Strategies?” and “Additional Information on Investment Policies and Risks” in the Prospectus and “Investment Restrictions” below.

Investment Objective

The investment objective of the Fund is long-term capital appreciation. The Fund selects portfolio securities primarily with a view to achieve its objective. The Fund’s objective is a fundamental policy of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that the Fund will achieve its objective.

Portfolio Turnover

The Fund expects to purchase and sell securities at such times as it deems to be in the best interest of its shareholders. The Fund has not placed any limit on its rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Fund’s investment adviser, investment considerations warrant such action.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of

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common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Foreign Securities and Currencies

The Fund may invest in foreign securities. Foreign investments involve special risks, including:

  expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

  less extensive regulation of foreign brokers, securities markets, and issuers;

  less publicly available information and different accounting standards;

  costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

  diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The risks of foreign investments are generally intensified for investments in developing countries. Risks of investing in such markets include:

  less social, political and economic stability;

  smaller securities markets and less trading volume, which may result in a lack of liquidity and greater price volatility;

  certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or

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  confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and

  less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates. The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

American Depository Receipts

The Fund may invest in ADRs. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

Small-Capitalization Companies

The Fund may invest in small-capitalization companies, which are companies with a typical capitalization range, based on the composition of the Russell 2000 Value Stock Index, below $3.2 billion as of May 31, 2009. While small-capitalization companies often have the potential for growth, investments in small-capitalization companies often involve greater risks than investments in larger, more established companies. Small-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of small-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of small-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an

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investment in a mutual fund that invests primarily in the largest, most established companies. The investment adviser’s research efforts may also play a greater role in selecting securities for the Fund than in a mutual fund that invests exclusively in larger, more established companies.

Warrants

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which the Fund may invest when the investment adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, and repurchase agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Funds invest in are generally rated at least Al by Standard & Poor’s Ratings Services, or determined to be of comparable quality by the Adviser. However, the Funds may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights. There is no limit placed on the Fund’s ability to enter repurchase agreements, subject to Investment Restrictions discussed elsewhere in this SAI or the Prospectus.

Illiquid Securities

The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally prohibit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of its net assets. While the Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

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Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund. The Fund may not:

1.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry;

2.	Invest in companies for the purpose of exercising management or control;

3.	Purchase or sell real estate, although the Fund may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

4.	Purchase or sell commodities or commodities contracts;

5.	Purchase securities on margin;

6.	Effect short sales of any securities;

7.

Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities (repurchase agreements not being considered loans for this purpose);

8.

Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets, or, except to the extent the Board of Trustees may approve investments by the Fund in derivative instruments, issue senior securities as defined in Section 8 of the Investment Company Act;

9.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

10.	Enter into repurchase agreements with maturities of more than seven days (the Fund recognizing repurchase agreements may be considered loans for certain purposes); and

11.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

12.	With respect to 75% of the Fund’s assets, purchase any securities which would cause the Fund to invest in more than 10% of the outstanding voting securities of any one issuer or more than 5% of the

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Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government.

Non-Fundamental Restrictions

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that the Fund may not:

1.

Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund.

2.

Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of the Fund’s investment adviser.

3.

Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable as determined by the Board and SEC requirements.

4.

Make any change in the Fund’s investment policies of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days written prior notice.

5.

Invest in the securities of a foreign issuer or depository receipts for such securities, if at the time of acquisition more than 30% of the value of the Fund’s assets would be invested in such securities. (The Fund is permitted to invest up to 30% of its assets in securities of foreign issuers or depository receipts therefor which are traded in a U.S. or foreign market or available through a U.S. broker or dealer, regardless of whether such securities or depository receipts are traded in U.S. dollars).

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Fund

The Board of Trustees of the Trust consists of three individuals, two of whom are not “interested persons” of the Trust as defined in the Investment Company Act (“Independent Trustees”). The Board of Trustees is responsible for managing the Trust’s business and affairs. The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name “Cullen” or any logo or service mark furnished by the Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Adviser remains in effect and the Adviser has the right to use such names. Set forth below is information about the trustees and officers of the Trust. Trustees deemed to be “interested persons” of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*). The Trustees can be reached in care of the Fund’s investment adviser at the address shown below.

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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Interested Trustees

James P. Cullen*†	Trustee and	Since 2000	President, Controlling	3	None
Cullen Capital Management	President		Member and Portfolio
LLC			Manager, Cullen
645 Fifth Avenue			Capital Management
New York, NY 10022			LLC, since May 2000;
Born: 1938			President, Schafer
Cullen Capital
Management, Inc., a
registered investment
adviser, from
December 1982 to
present.

Independent Trustees

Robert J. Garry	Independent	Since 2000	Executive Vice	3	None
c/o Cullen Capital	Trustee		President/ Chief
Management LLC			Financial Officer, New
645 Fifth Avenue			York City Off-Track
New York, NY 10022			Betting Corporation,
Born: 1945			since November 2007;
Corporate Controller,
Yonkers Racing
Corporation, 2001 to
September 2007; Chief
Operations Officer, The
Tennis Network Inc.,
March 2000 to 2001;
Senior Vice President
and Chief Financial
Officer, National
Thoroughbred Racing
Association, 1998 to
2000; Director of
Finance and Chief
Financial Officer,
United States Tennis
Association, prior
thereto.

Stephen G. Fredericks	Independent	Since 2002	Institutional Trader,	3	None
c/o Cullen Capital	Trustee		Raymond James &
Management LLC			Associates, February
645 Fifth Avenue			2002 to present;
New York, NY 10022			Institutional Trader,
Born: 1942			ABN AMRO Inc,
January 1995 to May
2001.

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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Officers

James P. Cullen†	Trustee and	Since 2000	President, controlling	3	None
Cullen Capital Management	President		Member and Portfolio
LLC			Manager, Cullen
645 Fifth Avenue			Capital Management
New York, NY 10022			LLC, since May 2000;
Born: 1938			President, Schafer
Cullen Capital
Management, Inc.,
from December 1982
to present.

John C. Gould	Executive	Since 2000	Executive Vice	N/A	N/A
Cullen Capital Management	Vice		President and Portfolio
LLC	President		Manager, Cullen
645 Fifth Avenue			Capital Management
New York, NY 10022			LLC, May 2000 to
Born: 1960			present; Assistant
Portfolio Manager,
Schafer Cullen Capital
Management, Inc.,
from 1989 to present.

Brooks H. Cullen†	Vice	Since 2000	Vice President and	N/A	N/A
Cullen Capital Management	President		Portfolio Manager,
LLC			Cullen Capital
645 Fifth Avenue			Management LLC,
New York, NY 10022			since May 2000; Vice
Born: 1967			President and Portfolio
Manager, Schafer
Cullen Capital
Management, Inc.,
from 1996 to present.

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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Rahul D. Sharma	Secretary	Since 2000	Secretary, Cullen	N/A	N/A
Cullen Capital Management			Capital Management
LLC			LLC, since May 2000;
645 Fifth Avenue			Assistant Portfolio
New York, NY 10022			Manager, Cullen
Born: 1970			Capital Management
LLC, 2007 to present;
Vice President, Schafer
Cullen Capital
Management, Inc.,
1998 to present.

Steven M. Mullooly	Chief	Since 2006	Chief Compliance	N/A	N/A
Cullen Capital Management	Compliance		Officer, Cullen Capital
LLC	Officer		Management LLC
645 Fifth Avenue			since August 2006;
New York, NY 10022			Chief Compliance
Born: 1964			Officer, Ladenburg
Thalmann & Co., Inc.,
Ladenburg Thalmann
Asset Management,
and Ladenburg
Thalmann Europe from
November 2004 to
June 2006; Vice
President –
Compliance,
Donaldson Lufkin and
Jenrette and Co., from
July 2000 to June 2004.

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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Jeffrey T. Battaglia	Treasurer	Since 2007	Chief Financial Officer,	N/A	N/A
Cullen Capital Management			Cullen Capital
LLC			Management LLC,
645 Fifth Avenue			since February 2007;
New York, NY 10022			Manager, KPMG LLP,
Born: 1978			from September 2001
to February 2007;
Certified Public
Accountant,
Washington State

*	This trustee is an “interested person” of the Trust (as defined in the Investment Company Act).

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

Effective February 10, 2010, Dr. Curtis J. Flanagan and Matthew J. Dodds resigned from the Board of Trustees of the Trust.

Board Committees

The Board has three standing committees as described below:

Audit Committee

Members	Description	Meetings
Robert J. Garry, Independent Trustee	Responsible for advising the full	The Audit Committee met
Stephen G. Fredericks, Independent	Board with respect to accounting,	two times during the past
Trustee	auditing and financial matters	fiscal year.
affecting the Trust.

Nominating Committee

Members	Description	Meetings
Robert J. Garry, Independent Trustee	Responsible for seeking and	The Nominating Committee
Stephen G. Fredericks, Independent	reviewing candidates for	did not meet during the past
Trustee	consideration as nominees for	fiscal year.
Trustees as is considered necessary
from time to time. The Funds do not
have any policies in place regarding
nominees for trustees recommended
by shareholders. The Board will not
accept shareholder nominees for
Board membership.

Valuation Committee

Members	Description	Meetings
James P. Cullen, President and	Responsible for (1) monitoring the	The Valuation Committee did
Trustee	valuation of Funds’ securities and	not meet during the past fiscal
John C. Gould, Executive Vice	other investments; and (2) as	year with respect to the
President	required by each series of the Trust’s	Funds.
valuation policies, when the full
Board is not in session, determining
the fair value of illiquid and other
holdings after consideration of all
relevant factors, which
determinations shall be reported to
the full Board.

Each Independent Trustee of the Trust is paid a trustee’s fee of $3,000 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Neither the Trust nor the Funds pay

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any fees to the Trustees who are considered “interested persons” of the Trust or the Funds or the Funds’ investment adviser, as defined in the Investment Company Act. Neither the Trust nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

The following compensation table provides actual information about the trustees’ fees for the Trust’s fiscal year ended June 30, 2008 for the Cullen High Dividend Equity Fund and Cullen International High Dividend Fund. The figures provided for the Cullen Small Cap Value Fund are estimated based on the trustee’s fee of $3,000 per fund per meeting, which occur on a quarterly basis.

Name and Position	Aggregate Compensation From Cullen High Dividend Equity Fund	Aggregate Compensation from Cullen International High Dividend Fund	Aggregate Compensation from Cullen Small Cap Value Fund	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees

Robert J. Garry,	$12,000	$12,000	$12,000	$0	$0	$36,000
Independent Trustee

Stephen G. Fredericks,	$12,000	$12,000	$12,000	$0	$0	$36,000
Independent
Trustee

James P. Cullen, Interested	$0	$0	$0	$0	$0	$0
Trustee

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the applicable Fund because they own beneficially over 25% of the outstanding equity securities. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the applicable Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

Information regarding control persons and principal holders of the Fund is not provided because shares were not offered for sale until the date of this SAI.

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Neither the Trustees who are “not interested” persons of the Funds, as that term is defined in the Investment Company Act, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Adviser or Distributor. Accordingly, neither the Trustees who are “not interested” persons of the Funds nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000 in the Adviser, the Distributor or any of their affiliates.

Board Interest in the Funds

Set forth below is the dollar range of equity securities beneficially owned by each Trustee of each Fund in the Trust as of December 31, 2008:

Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned (1)

Name of Trustee	Cullen High Dividend Equity Fund	Cullen International High Dividend Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

James P. Cullen, Interested Trustee	D	D	D
Robert J. Garry, Independent Trustee	None	None	None
Stephen G. Fredericks, Independent
Trustee	None	None	None

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Information regarding control persons and principal holders of the Cullen Small Cap Value Fund is not provided because shares were not offered for sale until the date of this SAI.

Investment Advisory and Other Services

Advisory Agreement

On August 6, 2009 the Board of Trustees (including the Independent Trustees) of the Trust approved the Fund’s investment advisory agreement (“Advisory Agreement”) pursuant to which Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022 (the “Adviser”), furnishes continuous investment advisory services and management to the Fund. The Adviser is an investment advisory firm formed in Delaware. For more information about the Adviser, see “Who Manages the Fund?” in the Prospectus.

Mr. James P. Cullen, President of the Trust, is also the President and Controlling Member of the Adviser. John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Adviser.

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Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Adviser. Jeffrey T. Battaglia, Treasurer of the Trust, is also Chief Financial Officer of the Adviser. Rahul D. Sharma, Secretary of the Trust, is also Vice President of the Adviser. Steven M. Mullooly, Chief Compliance Officer (“CCO”) of the Trust, is also the CCO of the Adviser.

Under the Advisory Agreement and subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for making and implementing investment decisions for the Fund. In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of trustees of the Trust who are not interested persons of the Adviser), and clerical and bookkeeping services for the Fund to the extent not provided by the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent.

The Trust or the Fund, respectively, pays all other expenses of its operation, including, without limitation:

  interest, taxes and any governmental filing fees;

  brokerage commissions and other costs incurred in connection with the purchase or sale of securities;

  compensation and expenses of Independent Trustees;

  legal and audit expenses;

  the fees and expenses of the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent;

  expenses relating to the redemption of shares;

  expenses of servicing shareholder accounts;

  fees and expenses related to the registration and qualification of the Fund and its shares under federal and state securities laws;

  expenses of printing and mailing reports, notices and proxy material to shareholders;

  insurance premiums for fidelity and other insurance coverage;

  expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and

  any nonrecurring expenses, including expenses relating to actions, suits or proceedings to which the Trust or the Fund is a party, and any obligation which the Trust or the Fund may incur to indemnify others.

The Advisory Agreement provides that the Adviser shall have no liability to the Trust, the Fund or its shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Agreements.

The Advisory Agreement is not assignable and may be terminated by either party, without penalty, on 60 days notice. The Advisory Agreement will continue in effect until October 31, 2010 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders of the Fund as described under “Investment Restrictions – Fundamental Restrictions.”

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a 1% of the Fund’s average daily net assets. As described in the Prospectus, the Adviser has contractually agreed to limit the total expenses of the Fund (excluding taxes and acquired fund fees and expenses) to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% on an annualized basis for Retail Class, Class C, Class I, Class R1 and Class R2 shares, respectively, through October 31, 2010.

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Pursuant to such agreement, the Adviser may cause the Fund to reimburse the Adviser for any fee reductions or expense reimbursements made pursuant to the agreement within a three-year period, provided that any such reductions or reimbursements made by the Fund will not cause the Fund’s expense limitations to exceed the amounts set forth above. However, the Fund is not obligated to pay any such reduced fees for more than three years after the end of the fiscal year in which the fee was reduced.

Portfolio Managers

Mr. James P. Cullen, Mr. Brooks H. Cullen, and Mr. Carl W. Gardiner are the portfolio managers jointly responsible for the day-to-day management of the Fund. The following table shows the number of other accounts managed or co-managed by these individuals, as of March 31, 2009.

				with Advisory Fee based on performance
		Number of Accounts	Total Assets	Number of Accounts	Total Assets
	Type of Accounts

James P. Cullen	Registered Investment	4	$3.5	0	0
	Companies		billion

	Other Pooled Investment	2	$821	1	$19
	Vehicles		million		million

	Other Accounts	9,095	$3.3	0	0
			billion

Brooks H. Cullen	Registered Investment	2	$2.9	0	0
	Companies		billion

	Other Pooled Investment	1	$801	0	0
	Vehicles		million

	Other Accounts	331	$227	0	0
			million

Carl W. Gardiner	Registered Investment	0	0	0	0
	Companies

	Other Pooled Investment	0	0	0	0
	Vehicles

	Other Accounts	147	$57	0	0
			million

Material Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Fund and/or other accounts. In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

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With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders may be placed at the same time. The portfolio managers use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio managers generally allocate trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.

Compensation. Mr. James P. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Funds. Mr. Cullen owns 90% of the equity of the Adviser and 51% of the equity of Schafer Cullen Capital Management, Inc., an affiliate of the Adviser. Mr. Cullen controls 90% of the voting equity of Cullen Capital Management, LLC. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and Schafer Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Adviser. He receives net profits of each advisory firm based upon his ownership interests in each company. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Cullen participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.

Mr. Brooks H. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Cullen owns 5% of the equity of the Adviser. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of the Adviser. Mr. Cullen does not receive a fixed salary from the Adviser. He receives net profits of the adviser based upon his ownership interests in the firm as well as a fixed salary and bonus from Schafer Cullen Capital Management, Inc., an affiliate of the Adviser. Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Cullen participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.

Mr. Gardiner is an employee of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Gardiner does not control any portion of the voting equity of the Adviser. Mr. Gardiner receives a fixed salary and bonus from Schafer Cullen Capital Management, Inc. an affiliate of the Adviser. Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Gardiner participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan. Mr. Gardiner does not have a deferred compensation plan.

Securities Owned in the Cullen Funds by Portfolio Managers. As of April 30, 2009, the portfolio managers owned the following securities in the respective Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Cullen High Dividend Equity Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the
Cullen International High Dividend Fund
(None, $1 - $10,000, $10,001 - $50,000,
$50,001 - $100,000, $100,001 - $500,000,
$500,001 - $1,000,000, Over $1,000,000)

James P. Cullen	Over $1,000,000	Over $1,000,000
Brooks H. Cullen	$50,000- $100,000	$50,000- $100,000
Carl W. Gardiner	$1- $10,000	$1- $10,000

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Information regarding securities owned in the Cullen Small Cap Value Fund is not provided because shares were not offered for sale until the date of this SAI.

Code of Ethics

The Trust and the Adviser have adopted the same written Code of Ethics. This Code of Ethics governs the personal securities transactions of trustees, managers, members, officers and employees who may have access to current trading information of the Fund. Subject to certain conditions, the Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

The Bank of New York Mellon (“BNYM”) provides administrative personnel and services (including blue-sky services) to the Trust and the Fund. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as necessary or beneficial to provide compliance services to the Fund and the Trust.

Fund Accounting

BNYM provides fund accounting personnel and services to the Fund pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, BNYM provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by a Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

ALPS Distributors, Inc. (“ALPS”) serves as the principal underwriter and distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). ALPS is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

B-18

Under the Distribution Agreement, ALPS agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders, satisfactory to ALPS for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at ALPS’ discretion, Fund shares; (vii) enter into agreements, at ALPS’ discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plans (please refer to the Distribution Plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by ALPS but not payable by the Fund under its 12b-1 plans of distribution shall be paid by the Adviser.

The Distribution Agreement with respect to Fund may be terminated at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of such Fund on 60 days written notice to ALPS or (ii) by ALPS. If not so terminated, the Distribution Agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or the shareholders of the Fund, and, in either event, by a majority of the Independent Trustees.

Information regarding historical compensation to ALPS from the Cullen Small Cap Value Fund is not provided because shares were not offered for sale until the date of this SAI.

Distribution and Service Plans (12b-1)

The Fund has adopted a Distribution Plan (the “Plan”) for the Retail Class, Class C, Class R1, and Class R2 shares pursuant to Rule 12b-1 under the Investment Company Act. The Board determined that there is a reasonable likelihood that the Fund’s Plan will benefit the Fund and its shareholders. The Plan authorizes payments by the Fund in connection with its distribution of shares at an annual rate of average of up to 1.00% of Class C’s average daily net asset value, up to 0.50% of the Class R1’s average daily net asset value, and up to 0.25% of the Retail Class and Class R2’s respective average daily net asset values. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without its Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its respective limitations.

Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid, that the Board of Trustees, including a majority of the independent trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plans is likely to benefit shareholders.

B-19

The Plan’s historical payment information is not provided because shares were not offered for sale until the date of this SAI.

Shareholder Servicing Plan

The Fund has adopted a shareholder service plan (the “Service Plan”) with respect to its Class R1 and Class R2 shares under which the Fund is authorized to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R1 and Class R2 shares held by such plan participants. These services may include (a) acting, directly or through an agent, as the shareholder of record and nominee for all plan participants, (b) maintaining account records for each plan participant that beneficially owns Class R1 or Class R2 shares, (c) processing orders to purchase, redeem and exchange Class R1 or R2 shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds, and (d) addressing plan participant questions regarding their accounts and the Fund.

The Service Plan’s historical payment information is not provided because shares were not offered for sale until the date of this SAI.

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the Fund. In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating the Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement. As permitted by the Advisory Agreement and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis

B-20

services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Adviser’s fiduciary duties to the Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

Brokerage commission payment information is not provided because shares were not offered for sale until the date of this SAI.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. The Fund constitutes one such series of the Trust. By this offering, five classes of the Fund are being offered: Retail Class, Class C, Class I, Class R1, and Class R2. The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular class can be voted on only by shareholders in the Fund or class. Only shareholders of Retail Class, Class C, Class R1, or Class R2 shares of the Fund will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to each such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

Each share within a class has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Fund’s transfer agent in good order. The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. or foreign securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. or foreign securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. or foreign securities exchange, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

B-21

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Trust’s Board of Trustees under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in a foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the sale of the Fund’s foreign investments or the foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees of the Trust.

Purchase and Redemption of Shares

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations

The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not

B-22

limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons. The Fund may also be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees

A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address other than that on record with the Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Fund does not accept signatures guaranteed by a notary public.

Additional Documentation

Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund’s transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption-in-Kind

The Fund has elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

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Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the respective Funds and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the respective Funds.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists each Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Fund’s proxy voting records will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. The Fund’s portfolio holdings disclosure policy is reviewed annually by the Board of Trustees. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person. However, certain persons receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. Information about the Fund’s portfolio holdings is not distributed to these persons unless:

  The disclosure is required pursuant to a regulatory request or court order or is legally required in the context of other legal proceedings;

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  The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

  The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to BNYM, ALPS, and the Trust’s Board of Trustees, attorneys, auditors or accountants;

  The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;

  The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee; or

  The disclosure is made to rating and/or ranking organizations as follows:

Name	Information Disclosed	Frequency	Lag Time

Standard and Poors	All portfolio holdings and top 10 holdings	Quarterly	15th day after quarter-end
Thomson Reuters	All portfolio holdings and top 10 holdings	Quarterly	15th day after quarter-end
Lipper	All portfolio holdings and top 10 holdings	Quarterly	15th day after quarter-end
Bloomberg	All portfolio holdings	Quarterly	15th day after quarter-end
Morningstar	All portfolio holdings	Quarterly	15th day after quarter-end
Valueline	Top 10 holdings	Quarterly	15th day after quarter-end
ICI	Top 10 holdings	Quarterly	15th day after quarter-end

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Policies. Currently, the Fund does not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Funds and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) considering whether to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.

Neither the Adviser, its affiliates or employees, nor the Fund may receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser and the Trust shall make a determination in the best interests of the Fund, and shall report such determination to the Adviser’s managing member and to the Trust’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Trust or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third party recipient is subject

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to a confidentiality agreement. Currently, the Fund does not disclose portfolio holdings information not publicly available to any additional parties.

There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income
The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, and the excess of net short-term capital gain over net long-term capital loss, constitute the Fund’s investment company taxable income, from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to the Fund’s shareholders as ordinary income, whether the Fund’s shareholders take dividends in cash or in additional shares.

Distributions of capital gains
The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short term capital gain, as noted above, are included in ordinary income dividends. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions
The Fund will inform its shareholders of the amount of their ordinary income dividends, qualified dividend income or income eligible for the dividends received deduction, discussed below, and capital gain distributions at the time they are paid, and will advise shareholders of their tax status for federal income tax purposes shortly after the close of each calendar year.

Qualified dividend income
Certain dividend income, including dividends received from some foreign corporations, and long-term capital gains are eligible for a reduced tax rate applicable to non-corporate shareholders for taxable years beginning prior to 2011. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States and some corporations eligible for treaty benefits under certain treaties with the United States or dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities

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market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A portion of the Fund’s dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio, and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of the straddle, limiting the Fund’s ability to designate distributions as qualified dividend income. Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Fund as the seller (writer) of expired options contract) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, dividends from foreign securities may not be eligible for this rate, and dividends from REITs are generally not eligible for treatment as qualified dividend income. The Fund cannot predict the percentage (if any) of it distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

Dividends-received deduction for corporations
If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund that are derived from dividends of domestic corporations may be eligible for the dividends-received deduction. If certain conditions are met, including satisfaction of holding period requirements, you will be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Qualification to be taxed as a regulated investment company
The Fund intends to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”) by satisfying certain requirements with respect to the nature of its income and the composition of its portfolio, and by making required distributions of its income and gains. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends-received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements
To avoid federal excise taxes, the Fund must distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or pay in January amounts that, for federal income tax purposes, are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Redemption of Fund shares
Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Investment in complex securities
The Fund may invest in complex securities and enter into transactions which are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs) and/or defer the Fund’s ability to recognize losses. Consequently, these rules may affect the amount, timing or character of the income distributed to you by the Fund. Special tax rules also will require the Fund to mark to market (i.e. treat as sold on the last day of the taxable year) certain types of positions in its portfolio and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

Other Tax Considerations
The tax consequences to a foreign shareholder of investing in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be non-corporate shareholders for whom no certified taxpayer identification is on file with the Fund, or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the Internal Revenue Service (“IRS”).

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. Significant penalties may be imposed in connection with the failure to comply with these reporting requirements. That a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.

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Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Fund and their respective shareholders. The Code and such regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

The Fund’s total return may be compared to relevant indices, including the Russell 2000 Value Stock Index, S&P 500 Index, NASDAQ Composite, and indices published by Lipper, Inc.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

The Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest

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individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of the Fund’s expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of the Fund’s expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, the Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. The Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

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Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Shareholder Reports

The Fund will issue an annual report to its shareholders after the close of each fiscal year, which ends June 30. This report will include financial statements for the Fund audited by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. An unaudited semi-annual report will also be issued to the Fund’s shareholders.

Service Providers

Custodian, Fund Administrator and Fund Accountant

The Bank of New York Mellon, One Wall Street, New York, New York, 10286 acts as custodian of the cash and securities of the Fund, the Fund Administrator, and the Fund Accountant. The Custodian holds all cash and, directly or through a book entry system or an agent, securities of the Fund, delivers and receives payment for securities sold by the Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Fund.

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc., 1290 Broadway, Denver, CO 80203, acts as the Transfer Agent, dividend-paying agent, and shareholder servicing agent for the Fund.

Distributor

ALPS Distributors, Inc. 1290 Broadway, Denver, CO 80203, serves as principal underwriter for the Fund and as such, is the agent for the distribution of shares of the Fund.

Counsel

Sidley Austin LLP, One South Dearborn St., Chicago, Illinois, 60603, is counsel for the Fund.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, has been selected as the independent registered public accounting firm of the Fund. As such, they are responsible for auditing the annual financial statements of the Fund.

Additional Information

The Fund’s Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

Audited financial statements are not provided or incorporated because shares were not offered for sale until the date of this SAI.

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Appendix A

RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody’s Investors Service, Inc.

     Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

     Ca: Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     Those securities in the A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of

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their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor’s Rating Services

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

     BB–B–CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor’s Rating Services

     Commercial paper ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The “A-1” designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody’s Investors Service, Inc.

     Moody’s commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1	Superior capacity for repayment

Prime-2	Strong capacity for repayment

Prime-3	Acceptable capacity for repayment

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Ratings of Preferred Stock

Standard & Poor’s Rating Services

     Standard & Poor’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

1.

Likelihood of payment—capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.	Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors’ rights.

     AAA: This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C: A preferred stock rated C is a nonpaying issue.

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     D: A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.

     aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa: An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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